Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details)	Sep. 30, 2025 USD ($)
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) [Line Items]
Treasury Trust Funds held in Trust Account	$ 203,677,270
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) [Line Items]
Treasury Trust Funds held in Trust Account	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) [Line Items]
Treasury Trust Funds held in Trust Account	$ 0